Statement of Additional Information Supplement	March 22, 2017

Putnam Capital Opportunities Fund
Statement of Additional Information dated August 30, 2016

Effective March 31, 2017, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGER section are restated in their entirety to reflect that the fund’s portfolio managers are now Kathryn Lakin, Samuel Cox, Joshua Fillman, Elizabeth McGuire, and William Rives.

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of February 28, 2017. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Kathryn Lakin	3	$343,300,000	0	$0	1	$100,000

Samuel Cox	5	$1,913,500,000	0	$0	1	$100,000

Joshua Fillman	0	$0	0	$0	1	$900,000

Elizabeth McGuire	0	$0	0	$0	1	$100,000

William Rives	0	$0	0	$0	1	$100,000

See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

Ownership of securities

The dollar range of shares of the fund owned by each portfolio manager as of February 28, 2017, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio managers	Dollar range of shares owned
Kathryn Lakin	$0
Samuel Cox	$0
Joshua Fillman	$0

Elizabeth McGuire	$0
William Rives	$0

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